STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Amended and Restated Certificate of Incorporation
On May 29, 2024, upon effecting the Separation, the Company’s certificate of incorporation was amended and restated to authorize 120,000,000 shares of common stock and 15,000,000 shares of preferred stock, each with a par value of $0.0001 per share.
Common Stock
Following the Distribution and as of May 29, 2024, the Company had 14,475,904 shares of common stock outstanding. The Company issued one SEC-registered, publicly listed, share of Inhibrx for every four shares of the Former Parent’s common stock held, resulting in 13,316,140 shares of common stock issued to common stockholders of the Former Parent. Upon the Distribution, the Former Parent retained an equity interest in the Company of 8%, or 1,157,926 shares. The Company issued 1,838 shares of common stock to Oxford in connection with the Oxford Warrants (as defined below) in the Distribution.
Securities Purchase Agreement
In August 2023, the Company entered into a Securities Purchase Agreement, as amended, or the Purchase Agreement, with certain institutional and other accredited investors, or Purchasers, pursuant to which the Company sold and issued 3,621,314 shares of the Company’s common stock for $19.35 per share and pre-funded warrants to purchase 6,714,636 shares of the Company’s common stock in a private placement transaction, or the Private Placement. The purchase price of the pre-funded warrants was $19.3499 per pre-funded warrant, with an exercise price of $0.0001 per share. The pre-funded warrants were equity-classified and carried at the instruments’ fair value upon issuance. During the second quarter of 2024, certain Purchasers exercised 2,747,245 pre-funded warrants on a cashless basis for a net of 2,746,454 shares of the Former Parent’s common stock.
In connection with the Merger Agreement, the Former Parent entered into an Agreement Relating to the Pre-Funded Warrant to Purchase Common Stock and Securities Purchase Agreement, with each holder of the pre-funded warrants purchased in the Private Placement so that on the date of the Distribution, any remaining pre-funded warrants of the Former Parent not already exercised became exercisable for an equivalent number of shares of the Company’s common stock at an exercise price of $0.0001 per share, pursuant to certain beneficial ownership limitations. The Company accounted for this amendment as a modification to the original Purchase Agreement.
As part of the Separation and Distribution, each holder of outstanding pre-funded warrants received (i) $30.00 per pre-funded warrant in cash, less the applicable exercise price per share, (ii) one contingent value right per share, representing the right to receive a contingent payment of $5.00 in cash upon the achievement of a regulatory milestone, and (iii) one pre-funded warrant of Inhibrx for every four of the Former Parent’s pre-funded warrants held. Following the Separation and Distribution and as of December 31, 2024, pre-funded warrants to purchase 991,849 shares of the Company’s common stock are outstanding at an exercise price of $0.0001 per share. The pre-funded warrants are exercisable upon issuance pursuant to certain beneficial ownership limitations as defined in the Purchase Agreement, as amended, and will expire when exercised in full.
Warrants Issued in Connection with Amended 2020 Loan Agreement
In connection with the Amended 2020 Loan Agreement, the Company issued equity-classified warrants to Oxford, or the Oxford Warrants in two tranches: (i) 7,354 warrants with an exercise price of $17.00 and (ii) 40,000 warrants with an exercise price of $45.00. As part of the Separation and Distribution, each holder of eligible outstanding warrants received (i) $30.00 per warrant in cash, less the applicable exercise price per share (ii) one contingent value right per share, representing the right to receive a contingent payment of $5.00 in cash upon the achievement of a regulatory milestone, and (iii) one SEC-registered, publicly listed, share of Inhibrx for every four of the Former Parent’s warrants held. All outstanding warrants with an exercise price which exceeded the total consideration of $35.00 were canceled upon the Merger for no consideration.
Following the Separation and as of December 31, 2024, no Oxford Warrants were outstanding.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance as of December 31, 2024 for the Company and December 31, 2023 for the Former Parent consisted of the following (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Options to purchase common stock issued and outstanding	3,660	6,494
Shares available for future equity grants	340	533
Pre-funded warrants issued and outstanding	992	6,715
Warrants issued and outstanding	—	47
Total common stock reserved for future issuance	4,992	13,789